Revenue	9 Months Ended
Sep. 30, 2025
Revenue [Abstract]
REVENUE

NOTE 3: - REVENUE

Disaggregation of Revenues

Revenue disaggregated by geography, based on the billing address of the Company’s customers, consists of the following (in thousands):

	Nine months ended September 30,
	2025		2024
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
USA	$138	24.3%	$202	30.2%
Sweden	408	71.8%	196	29.1%
Germany	-	-	20	3%
China	6	1.1%	201	30.2%
Israel	-	-	50	7.5%
HK	16	2.8%	-	-

Total revenue	$568	100%	$669	100%

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of product and engineering services not yet performed. As of September 30, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations was $200, which the Company expects to recognize as revenue over the next months.